Exhibit 99.12

Exception Level
Run Date - XX/XX/XXXX

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
U1S55EVYYHM	XXXXXXXXXX	XXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	U1S55EVYYHM-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl 2)	Guarantor reserve liquidity of $XXX were short $XXX from the required 6 months PITIA totaling $XXX. (Pg 282, 529)	Credit score of 702. DSCR 1.47%
U1S55EVYYHM	XXXXXXXXXX	XXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	U1S55EVYYHM-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl 2)	Guarantor reserve liquidity of $XXX were short $XXX from the required 6 months PITIA totaling $XXX. (Pg 282, 529)	Credit score of 702. DSCR 1.47%
TSGCXVVQVQQ	XXXXXXXXXX			Credit	Eligibility/Fraud	Resolved	Resolved	TSGCXVVQVQQ-3E43X3G3	Fraud Report Missing	* Missing Fraud Report (Lvl R)	The file is missing evidence of the fraud report.		HomeX Response: Please see the attached Fraud Report. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
QFTRUNZUL3F	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	QFTRUNZUL3F-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 4.7 (h) Non-warrantable Condominiums requires the project budget. The file did not include evidence of the project budget		HomeX Response: Please see the attached Condo project Budget. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided XX/XX/XXXX: Not cleared, the lender provided a copy of the questionnaire. The condo project budget is still required.	XX/XX/XXXX: Cleared, documentation provided XX/XX/XXXX: Not cleared, the lender provided a copy of the questionnaire. The condo project budget is still required.
QFTRUNZUL3F	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	QFTRUNZUL3F-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)
The guidelines section 16.3 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrowers primary residence payment history.
													Per our guidelines 16.3 We do not require a housing history verification for out of the country addresses and we are unable to validate. The borrower demonstrates good ATR and solid LTV of 48.53%.	XX/XX/XXXX: Cleared, documentation provided. The guidelines allow a credit letter to document credit for foreign nationals. The file included the credit letter as required.	XX/XX/XXXX: Cleared, documentation provided. The guidelines allow a credit letter to document credit for foreign nationals. The file included the credit letter as required.
LUZNR3MSV2B	XXXXXXXXXX			Credit	Guidelines	Active	2: Acceptable with Warnings	LUZNR3MSV2B-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.	Compensating factors noted are reserves (109.182 months documented, 6 months required), credit score of 761, required 680, LTV of 74.13%, allow 80%.	HomeX Response: Please see below Exception with for minimum equity of $XXX and comp factors. Please clear the condition.
XX/XX/XXXX: Cleared, downgraded to a 2 grade due to an approved exception. Compensating factors noted are reserves (109.182 months documented, 6 months required), credit score of 761, required 680, LTV of 74.13%, allow 80%.

XX/XX/XXXX: Not cleared. The lender provided an approved exception to clear the finding; however, no compensating factors are not noted.

XX/XX/XXXX: Cleared, downgraded to a 2 grade due to an approved exception. Compensating factors noted are reserves (109.182 months documented, 6 months required), credit score of 761, required 680, LTV of 74.13%, allow 80%.

XX/XX/XXXX: Not cleared. The lender provided an approved exception to clear the finding; however, no compensating factors are not noted.

2V4ISFRI5JD	XXXXXXXXXX			Credit	Guidelines	Resolved	Resolved	2V4ISFRI5JD-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.		HomeX Response: Please see the attached Loan Exception for the minimum equity of $XXX with comp factors. Please clear the exception.
XX/XX/XXXX: Cleared, downgraded to a 2 due to an approved exception. Compensating factor noted is 784 FICO, 600 required.

XX/XX/XXXX: Not Cleared, the client provided an approved exception; however, no compensating factors are noted.

XX/XX/XXXX: Cleared, downgraded to a 2 due to an approved exception. Compensating factor noted is 784 FICO, 600 required.

XX/XX/XXXX: Not Cleared, the client provided an approved exception; however, no compensating factors are noted.

XPSMQXRUNHC	XXXXXXXXXX			Credit	Guidelines	Active	2: Acceptable with Warnings	XPSMQXRUNHC-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.	28 months reserves exceeds the guidelines 6 month requirement by 22 months 1.145 DSCR exceeds guideline minimum 1.00	HomeX Response: Please see the attached Loan Exception for the minimum equity of $XXX. Please clear the exception.	XX/XX/XXXX: Exception Remains - Final Grade EV 2/B	XX/XX/XXXX: Exception Remains - Final Grade EV 2/B
DSDEXKV0FGE	XXXXXXXXXX			Credit	Guidelines	Active	2: Acceptable with Warnings	DSDEXKV0FGE-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)
The guidelines section 16.3 Investor X requires tax/insurance impounds for all loans. The HUD located on page 383 did not reflect escrows were collected. Borrower signed impound authorization and closing instructions provided for collection of impounds at closing.
Reserves exceeds the minimum 65.65 months over the required (actual 71.652, required 6) Representative Credit score exceeds the minimum credit score by 25 points (811 actual, 700 required)
HomeX Response: Though the monthly escrow amount seems to have been calculated incorrectly, this error is immaterial Servicing will pay taxes when due regardless of amount of funds in escrow account. Borrower’s payment will be updated to reflect any shortage. This is a servicing issue. Please clear the condition.
														XX/XX/XXXX:Finding Waiver Applied; Final Grade EV 2/B	XX/XX/XXXX:Finding Waiver Applied; Final Grade EV 2/B
J2IBXATDMYL	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	J2IBXATDMYL-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	An executed copy of the Note is not located in the file.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
TWAMVCIPGSG	XXXXXXXXXX			Valuation	Doc Issue	Resolved	Resolved	TWAMVCIPGSG-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	Provide a Life of Loan Flood Certificate as required by Guideline 13.8(a), p. 82, XX/XX/XXXX.			XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
TWAMVCIPGSG	XXXXXXXXXX			Credit	Insurance	Resolved	Resolved	TWAMVCIPGSG-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The guidelines section, 14.7 (h), non-warrantable condos. All non-warrantable projects require a full review. Documented insurance coverage. The file does not include evidence of master insurance.			XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
J2IBXATDMYL	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	J2IBXATDMYL-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	The note addendum provided are unexecuted.			XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
J2IBXATDMYL	XXXXXXXXXX			Credit	Legal Docs	Resolved	Resolved	J2IBXATDMYL-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)
The guidelines section 16.3 require all parties owning at least 25% of the entity must sign a Personal Guarantee as well as any party submitting an application for the loan. The file included an operating agreement confirming two owners with 50% ownership each. The file is missing the executed personal guaranty for the second owner.
													HomeX Response: Please see the attached Personal Guaranty for the 2nd borrower. Please clear the exception.	XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
BAF5KYWAAWK	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	BAF5KYWAAWK-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines section 16.3 requires foreign national transactions to include a fully executed W-8. The file is missing the W-8.		HomeX Response: Please see the attached W-8. Please clear the exception.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
LUZNR3MSV2B	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	LUZNR3MSV2B-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The guidelines, section 14.7 (h) non warrantable condominiums requires a copy of the project budget. The file is missing the budget.		HomeX Response: Please see the attached Project Budget. Please clear the exception.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
ZVCDNQHXHSK	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	ZVCDNQHXHSK-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
Borrower is aXXX . The operating agreement is in the file showing each Guarantor as a 50% owner. The borrowing authorization and Certificate of Good Standing with the State of Pennsylvania are not provided, and are missing documents.
													HomeX Response: Please see the attached borrowing authorization and proof in good standings. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
E1U50HJRIBK	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	E1U50HJRIBK-55CO978W	Credit report >4 months old at closing	* Credit report >4 months old at closing (Lvl R)	The credit report run by XXX is dated XX/XX/XXXX, which is more than 120 days old. GL requires that the report be no more than 120 days as of the date the documents are signed by the borrower.		HomeX Response: Please see the attached Credit Report. Please clear the exception.	XX/XX/XXXX: Cleared, downgraded to a 2 due to the credit report provided is dated post closing XX/XX/XXXX.	XX/XX/XXXX: Cleared, downgraded to a 2 due to the credit report provided is dated post closing XX/XX/XXXX.
JF4E53EUJKZ	XXXXXXXXXX			Credit	Legal Docs	Resolved	Resolved	JF4E53EUJKZ-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)
Per Guideline XX/XX/XXXX, p. 129, Personal Guarantee, If the borrower is a legal entity (eg LLC), all parties owning at least 25% of the entity must sign a personal guarantee ... According to the Operating Agreement for the LLC, p. 823, the LLC has two managing members each of whom has a 50% interest. Only one, Thao Le, signed a personal/Unconditional Guarantee. The other, XXX , did not sign the Guaranty documents. This is outside of program guidelines.
													Guaranty was provided	XX/XX/XXXX: Resolved	XX/XX/XXXX: Resolved
RB3QEMZGLK3	XXXXXXXXXX			Credit	Guidelines	Active	2: Acceptable with Warnings	RB3QEMZGLK3-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.	Compensating factors noted are FICO of 807, 600 required, 15 years at the present residence, 20 plus years satisfactory payment history.	HomeX Response: Please see the attached Loan Exception for the minimum required of $$XXX. Please clear the condition.
XX/XX/XXXX Finding downgraded to a EV 2 Lender provided an Exception Approval Request Form. Compensating factors noted are FICO of 807, 600 required, 15 years at the present residence, 20 plus years satisfactory payment history.

XX/XX/XXXX Finding downgraded to a EV 2 Lender provided an Exception Approval Request Form. Compensating factors noted are FICO of 807, 600 required, 15 years at the present residence, 20 plus years satisfactory payment history.

YQADB0X5HBS	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	YQADB0X5HBS-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)
Borrower does not meet the 6 month reserve requirement $XXX. The file contains statement from XXX (#XXX) balance $XXX (pg 65). The final 1003 reflects an additionalXXX account with balance of $XXX that cannot be located.
													HomeX Response: Please see the attached proof of assets showing there was enough funds at closing and sourced and seasoned for 60 days Sept and Oct bank statements. Please clear the condition.	XX/XX/XXXX: Cleared documentation provided	XX/XX/XXXX: Cleared documentation provided
TWAMVCIPGSG	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	TWAMVCIPGSG-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The guidelines section, 14.7 (h), non-warrantable condos. All non-warrantable projects require a full review. The below documentation is required:• Full Appraisal • HOA Questionnaire • Project Budget • Documented insurance coverage. The loan file included an appraisal; however, the file is missing evidence of the HOA questionnaire, the master insurance policy and project budget.
													HomeX Response: Please see the attached Master HOI. Please clear the condition.	XX/XX/XXXX: Cleared, all documentation provided. XX/XX/XXXX: Not cleared, still missing evidence of master HOI	XX/XX/XXXX: Cleared, all documentation provided. XX/XX/XXXX: Not cleared, still missing evidence of master HOI
YQADB0X5HBS	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	YQADB0X5HBS-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)
Borrower does not meet the 6 month reserve requirement $XXX. The file contains statement from XXX (#XXX) balance $XXX (pg 65). The final 1003 reflects an additionalXXX account with balance of $XXX that cannot be located.
													HomeX Response: Please see the attached proof of assets showing there was enough funds at closing and sourced and seasoned for 60 days Sept and Oct bank statements. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
E1U50HJRIBK	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	E1U50HJRIBK-ANNTG956	Collections, liens or judgments not paid at closin	* Collections, liens or judgments not paid at closing (Lvl R)
The borrower had two state tax liens showing on the XXX report (p. 270) to XXX . The underwriter conditioned for them to be paid at closing. TheXXX report shows one in the amount of $XXX (XXX , XX/XX/XXXX) and the second one in the amount of $XXX (XXX , XX/XX/XXXX). The amount paid on the settlement statement for "Judgment/Lien to State of California" is $XXX; therefore, we are unable to determine which one, if either, is paid. Per GL XX/XX/XXXX, Section 7.7, p. 27, Evidence is required to show that both judgments are paid in full and released. Per GL, If the liens do not affect title, they may be left open subject to payment of 3% of the balance; must meet CLTV restrictions; and total amount of the liens may not exceed $XXX.

HomeX Response: Please see the attached proof that the liens in question started in January and the payoff demand was in XXX and the borrower was paying them down until they were paid off. See below from the California Franchise Tax Board. Please clear the condition.

XX/XX/XXXX: Cleared, documentation provided to confirm the paid lien are one in the same.

XX/XX/XXXX: Not cleared. The lender provided evidence a lien in the amount of $XXX was paid, lien # XXX & XXX. The liens noted in the exception are in the amount of $XXX (XXX , XX/XX/XXXX) and the second one in the amount of $XXX (XXX , XX/XX/XXXX).

XX/XX/XXXX: Cleared, documentation provided to confirm the paid lien are one in the same.

XX/XX/XXXX: Not cleared. The lender provided evidence a lien in the amount of $XXX was paid, lien # XXX & XXX. The liens noted in the exception are in the amount of $XXX (XXX , XX/XX/XXXX) and the second one in the amount of $XXX (XXX , XX/XX/XXXX).

H4ZK3PXXQQ1	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	H4ZK3PXXQQ1-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage and mortgage riders in the loan file are not executed.		HomeX Response: Please see the attached Riders to the Mortgage. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
YQADB0X5HBS	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	YQADB0X5HBS-A18SSBZJ	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	The assets in file $XXXare not sufficient to close, $XXX balance due at closing ($XXX).		HomeX Response: Please see the attached proof of assets showing there was enough funds at closing and sourced and seasoned for 60 days Sept and Oct bank statements. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
YQADB0X5HBS	XXXXXXXXXX			Credit	Assets Insufficient	Resolved	Resolved	YQADB0X5HBS-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The assets in file $XXXare not sufficient to close, $XXX balance due at closing ($XXX).		HomeX Response: Please see the attached proof of assets showing there was enough funds at closing and sourced and seasoned for 60 days Sept and Oct bank statements. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
A5NJSULEVOT	XXXXXXXXXX			Credit	Eligibility	Active	2: Acceptable with Warnings	A5NJSULEVOT-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)
The guidelines section 16.3 allows a maximum LTV of 80% for a purchase with a credit score of 700. The borrowers qualifying score is 715. The appraisal reflected a value of $XXX and the contract reflect purchase price of $XXX. Using the lesser of the of the purchase price of $XXX, results in a LTV of 80.60% ($XXX/$XXX) The mortgage pricing option, located on page 255 confirmed the loan was not locked with financed points.
												Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.	HomeX Response: Please see the attached Loan Exception for the max LTV of 80%. Please clear the condition.	XX/XX/XXXX: Finding downgraded to a EV 2 Lender provided an Lender Exception Approval Request form. Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.	XX/XX/XXXX: Finding downgraded to a EV 2 Lender provided an Lender Exception Approval Request form. Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.
A5NJSULEVOT	XXXXXXXXXX			Credit	Eligibility	Active	2: Acceptable with Warnings	A5NJSULEVOT-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)
The guidelines section 16.3 allows a maximum LTV of 80% for a purchase with a credit score of 700. The borrowers qualifying score is 715. The appraisal reflected a value of $XXX and the contract reflect purchase price of $XXX. Using the lesser of the of the purchase price of $XXX, results in a LTV of 80.60% ($XXX/$XXX) The mortgage pricing option, located on page 255 confirmed the loan was not locked with financed points.
												Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.		XX/XX/XXXX: Finding downgraded to a EV 2 Lender provided an Lender Exception Approval Request form. Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.	XX/XX/XXXX: Finding downgraded to a EV 2 Lender provided an Lender Exception Approval Request form. Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.
A5NJSULEVOT	XXXXXXXXXX			Credit	Credit	Active	2: Acceptable with Warnings	A5NJSULEVOT-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
The guidelines section 16.3 allows a maximum LTV of 80% for a purchase with a credit score of 700. The borrowers qualifying score is 715. The appraisal reflected a value of $XXX and the contract reflect purchase price of $XXX. Using the lesser of the of the purchase price of $XXX, results in a LTV of 80.60% ($XXX/$XXX) The mortgage pricing option, located on page 255 confirmed the loan was not locked with financed points.
												Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.		XX/XX/XXXX: Finding downgraded to a EV 2 Lender provided an Lender Exception Approval Request form. Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.	XX/XX/XXXX: Finding downgraded to a EV 2 Lender provided an Lender Exception Approval Request form. Compensating factors noted are 70.534 months of reserves and 715 FICO, 600 required.
PSTJYQBEO2H	XXXXXXXXXX			Credit	Guidelines	Active	2: Acceptable with Warnings	PSTJYQBEO2H-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.	Compensating factors are reserves $XXX	HomeX Response: Please see the attached Loan Exception for the minimum required of $XXX. Please clear the condition.	XX/XX/XXXX: Finding downgraded to a EV2. Lender provided an Exception Approval Request form. Compensating factors are reserves $XXX	XX/XX/XXXX: Finding downgraded to a EV2. Lender provided an Exception Approval Request form. Compensating factors are reserves $XXX
H4ZK3PXXQQ1	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	H4ZK3PXXQQ1-CRMIJMUN	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	The mortgage and mortgage riders in the loan file are not executed.		HomeX Response: Please see the attached Riders to the Mortgage. Please clear the condition.	XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding resolved
H4ZK3PXXQQ1	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	H4ZK3PXXQQ1-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The mortgage and mortgage riders in the loan file are not executed.		HomeX Response: Please see the attached Riders to the Mortgage. Please clear the condition.	XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding resolved
F5LWPDPSSUT	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	F5LWPDPSSUT-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The Guidelines permit legal entities including LLC to be legal borrowers of DSCR loans. The borrower here is an LLC, and the Articles of Organization are provided at p. 826. The Operating Agreement is provided at page 993, showing that the Guarantor is 100% owner. Evidence of the EIN for the LLC is provided at p. 933. The LLC documentation is missing a certificate of good standing from the Florida Secretary of State, and this must be provided, as the guideline, p. 128, provides that legal entities not in good standing will be ineligible to execute loan documents.The subject property is a 2-family, detached property.
													HomeX Response: Please see the attached proof of Certificate in good standings. Please clear the condition.	XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding resolved
JF4E53EUJKZ	XXXXXXXXXX			Credit	Credit Documents	Resolved	Resolved	JF4E53EUJKZ-7KIVKMS8	Valid ID - Missing	* Valid ID - Missing (Lvl R)	A valid ID was not obtained for 50% LLC member, XXX .		HomeX Response: Please see the attached valid ID for XXX . Please clear the condition.	XX/XX/XXXX: Resolved	XX/XX/XXXX: Resolved
H4ZK3PXXQQ1	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	H4ZK3PXXQQ1-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The mortgage and mortgage riders in the loan file are not executed.		HomeX Response: Please see the attached Riders to the Mortgage. Please clear the condition.	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
TMAN5GW1B5I	XXXXXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	TMAN5GW1B5I-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)
Appraisal in file dated XX/XX/XXXX shows value at $XXX and current AVM in file dated XX/XX/XXXX shows value at $XXX. Currently we do not have a CU score or any desktop review to compare if outside the 10% variance. At this time, the values in loan file are outside of the 10% variance allowed.
														XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
TMAN5GW1B5I	XXXXXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	TMAN5GW1B5I-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)
Appraisal in file dated XX/XX/XXXX shows value at $XXX and current AVM in file dated XX/XX/XXXX shows value at $XXX. Currently we do not have a CU score or any desktop review to compare if outside the 10% variance. At this time, the values in loan file are outside of the 10% variance allowed.
														XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
N51RQGNEVJZ	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	N51RQGNEVJZ-CRMIJMUN	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	The mortgage pricing options located on page 155, dated XX/XX/XXXX confirms the loan was locked with a 3 year prepayment. The file is missing the prepayment disclosure.		HomeX Response: Please see the attached Prepayment Rider to the Mortgage. Please clear the exception.
XX/XX/XXXX: Not cleared, still missing prepayment rider to the mortgage. Prepayment addendum to the note was provided.

XX/XX/XXXX: Not cleared. The lender did not provide the prepayment rider.

XX/XX/XXXX: Finding Resolved

XX/XX/XXXX: Not cleared, still missing prepayment rider to the mortgage. Prepayment addendum to the note was provided.

XX/XX/XXXX: Not cleared. The lender did not provide the prepayment rider.

XX/XX/XXXX: Finding Resolved

N51RQGNEVJZ	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	N51RQGNEVJZ-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The mortgage pricing options located on page 155, dated XX/XX/XXXX confirms the loan was locked with a 3 year prepayment. The file is missing the prepayment disclosure.		HomeX Response: Please see the attached Prepayment Rider to the Mortgage. Please clear the exception.
XX/XX/XXXX: Not cleared, still missing prepayment rider to the mortgage. Prepayment addendum to the note was provided.

XX/XX/XXXX: Not cleared. The lender did not provide the prepayment rider.

XX/XX/XXXX Finding resolved

XX/XX/XXXX: Not cleared, still missing prepayment rider to the mortgage. Prepayment addendum to the note was provided.

XX/XX/XXXX: Not cleared. The lender did not provide the prepayment rider.

XX/XX/XXXX Finding resolved

E1U50HJRIBK	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	E1U50HJRIBK-96FGM0XY	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	The hazard insurance dec page, Coverage D (p. 85) does not provide the amount of rent loss/loss of use coverage. Provide evidence of adequate rent loss/loss of use coverage.		XX/XX/XXXX: Client provided hazad insurance dec page with loss of use disclosed.
XX/XX/XXXX: Exception Remains. The lender provided evidence of insurance; however, the policy does not reflect rent loss or loss of use coverage.
XX/XX/XXXX: Exception resolved. Client provided hazard insurance dec page disclosing loss of use coverage amount.

XX/XX/XXXX: Exception Remains. The lender provided evidence of insurance; however, the policy does not reflect rent loss or loss of use coverage.
XX/XX/XXXX: Exception resolved. Client provided hazard insurance dec page disclosing loss of use coverage amount.

P1DJJ4CA4FJ	XXXXXXXXXX	XXXXXXX		Credit	Credit	Resolved	Resolved	P1DJJ4CA4FJ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Missing property tax information for the XXX .		Tax Cert Loaded to the site	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The tax cert is still missing. XX/XX/XXXX: Not cleared. The tax cert is still missing.	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The tax cert is still missing. XX/XX/XXXX: Not cleared. The tax cert is still missing.
U1S55EVYYHM	XXXXXXXXXX	XXXXXXX		Valuation	Value	Resolved	Resolved	U1S55EVYYHM-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing the Third Party Valuation Product per XXX DSCR Guidelines XX/XX/XXXX guidelines (Pg 14) required Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required.		Client provided SitusAMC Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX  - SitusAMC Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The Situs AMC Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided Situs AMC Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX  - SitusAMC Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The Situs AMC Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided Situs AMC Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

P1DJJ4CA4FJ	XXXXXXXXXX	XXXXXXX		Valuation	Value	Resolved	Resolved	P1DJJ4CA4FJ-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance. required for all 7 subject properties.
Client provided Situs AMC Value Reconciliation
XXX - dated XX/XX/XXXX $XXX XXX% variance
XXX - dated XX/XX/XXXX $XXX XXX% variance
XXX - dated XX/XX/XXXX $XXX XXX% variance
XXX - dated XX/XX/XXXX $XXX XXX% variance
XXX - dated XX/XX/XXXX $XXX XXX% variance
XXX - dated XX/XX/XXXX $XXX XXX% variance
XXX - dated XX/XX/XXXX $XXX XXX% variance

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX  - SitusAMC Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided Situs AMC Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX  - SitusAMC Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided Situs AMC Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

HDWNBPNCWZ1	XXXXXXXXXX			Credit	Credit	Resolved	Resolved	HDWNBPNCWZ1-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject property is an attached PUD, the questionnaire was not provided.
HomeX Response: Please see the attached. The property is a Townhouse not a Condo therefore there is no requirement for HOA Questionnaire on a PUD. HOA questionnaires are only required for condos, especially non warrantable. Please clear the condition.
														XX/XX/XXXX: CLeared, documentation provided	XX/XX/XXXX: CLeared, documentation provided
HDWNBPNCWZ1	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	HDWNBPNCWZ1-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The title commitment was not found in the file.		HomeX Response: Please see the attached Title Commitment. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
HDWNBPNCWZ1	XXXXXXXXXX			Credit	Insurance	Resolved	Resolved	HDWNBPNCWZ1-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The subject property is an attached PUD, the master HOI was not included in the loan file.		HomeX Response: Please see the attached Master HOI Policy. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
YQADB0X5HBS	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	YQADB0X5HBS-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	Copy of Note Riders were not executed (Business Purpose Loan addendum and Prepayment addendum.		HomeX Response: Please see the attached Executed Riders to the Note. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
YQADB0X5HBS	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	YQADB0X5HBS-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	Note in file is not executed.		HomeX Response: Please see the attached Executed Note. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
53UOX51A1S0	XXXXXXXXXX			Credit	Guidelines	Active	2: Acceptable with Warnings	53UOX51A1S0-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.	Compensating factors noted are DSCR of 2.23, required DSCR is 1.0 and FICO of 799, required is 600.	HomeX Response: Minimum equity of $$XXX. Exception approved for equity of $XXX (please see attached). Please clear the exception.	XX/XX/XXXX: Cleared, downgraded to a 2 due to an approved exception. Compensating factors noted are DSCR of 2.23, required DSCR is 1.0 and FICO of 799, required is 600.	XX/XX/XXXX: Cleared, downgraded to a 2 due to an approved exception. Compensating factors noted are DSCR of 2.23, required DSCR is 1.0 and FICO of 799, required is 600.
F5LWPDPSSUT	XXXXXXXXXX			Valuation	ValuationWaterfall	Resolved	Resolved	F5LWPDPSSUT-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation to support the original appraisal value.		CDA provided	XX/XX/XXXX: Resolved	XX/XX/XXXX: Resolved
QFTRUNZUL3F	XXXXXXXXXX			Credit	Doc Issue	Resolved	Resolved	QFTRUNZUL3F-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The appraisal and condo questionnaire confirms the property is condominium. The file included a PUD Rider, not Condo Rider.		Condo rider sent for review.	2XX/XX/XXXX: Cleared. Condo rider received.	2XX/XX/XXXX: Cleared. Condo rider received.
P1DJJ4CA4FJ	XXXXXXXXXX	XXXXXXX		Credit	Credit	Resolved	Resolved	P1DJJ4CA4FJ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Missing purchase agreements for the XXX .
XX/XX/XXXX: Not cleared. The purchase agreement is still missing.
XX/XX/XXXX: Not cleared. The purchase agreement for N 25th is still missing.
XX/XX/XXXX: Resolved. THe Purchase agreement and amendment was provided.

XX/XX/XXXX: Not cleared. The purchase agreement is still missing.
XX/XX/XXXX: Not cleared. The purchase agreement for N 25th is still missing.
XX/XX/XXXX: Resolved. THe Purchase agreement and amendment was provided.

DSDEXKV0FGE	XXXXXXXXXX			Valuation	Value	Resolved	Resolved	DSDEXKV0FGE-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM supports the appraisal within 10% variance, but failed the 10% confidence score threshold for Fitch.
HomeX Response: We are using the purchase price of the $XXX and the CU2 (attached below) is sufficient to support the appraisal. According to HomeX guidelines all appraisals submitted to HomeX are subject to review and the review may be collateral underwriter review (CU), Automated Valuation Model (AVM), desk review,, field review, an internal/ external brokers price opinion (BPO) second appraisal or some kind of combination. If the CU score is < 2.5 or the appraisal review is no more than 10% less than appraised value, the appraisal value will generally be deemed “Acceptable”.
														Exception Resolved. Lender provided Fannie Mae UCDP with CUs core of 1 to support the value.	Exception Resolved. Lender provided Fannie Mae UCDP with CUs core of 1 to support the value.